Stock-Based Compensation - Additional information (Detail)		12 Months Ended
	Nov. 04, 2022 $ / shares shares	Dec. 31, 2025 USD ($) grantee $ / shares shares	Dec. 31, 2024 USD ($) $ / shares shares	Sep. 04, 2026 shares
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Share-Based compensation arrangement by shares of the company's common stock are authorized for issuance under the 2022 plan | shares		1,003,128
Common stock, capital shares reserved for future grant | shares		334,070
Share-Based Compensation Arrangement by Share-Based Payment Award, Terms of Award		Stock options generally vest monthly over a four-year period of continuous service, subject to a one-year cliff. Certain awards vest monthly over a one-year period of continuous service without a cliff and have a maximum contractual term of ten years.
Share-based payment arrangement, expense, income tax benefit		$ 0	$ 0
Common Stock, Shares, Issued | shares		3,632,165	3,627,242	112,790
Common stock, par or stated value per share | $ / shares		$ 0.0001	$ 0.0001
Stock Issued During Period, Shares, Restricted Stock Award, Forfeited | shares			189,412
Share-Based Compensation Arrangement by Share-Based Payment Award, Plan Modification, Description and Terms			the agreement was amended to reflect 284,118 shares with a new vesting start date of December 16, 2023, under the same four-year vesting terms.
Share-Based Payment Arrangement, Plan Modification, Number of Grantees Affected | grantee		1
Share-Based Payment Arrangement, Plan Modification, Incremental Compensation Cost			$ 0
Total stock-based compensation expense		$ 100,000	$ 100,000
Share-Based Payment Arrangement, Option [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Share-based compensation arrangement by share-based payment award, options, grants in period, weighted average grant date fair value | $ / shares		$ 0.84	$ 1
Share-based compensation arrangement by share-based payment award, options, vested in period, fair value		$ 100,000	$ 100,000
Share-Based Payment Arrangement, Cash Received from the Exercise of Stock Options		10,218	1
Share-based payment arrangement, expense, income tax benefit		0	$ 0
Unrecognized stock-based compensation expense		$ 300,000
Share-based payment arrangement, nonvested award, cost not yet recognized, period for recognition		1 year 9 months 18 days
Restricted Stock [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Common Stock, Shares, Issued | shares	473,530
Common stock, par or stated value per share | $ / shares	$ 0.0002		$ 0.0002
Share-based compensation arrangement by share-based payment award, award vesting rights	The shares are subject to a repurchase right in favor of the Company for unvested shares and vest over a four-year (48-month) period, with 25% of the shares vesting on the 12-month anniversary of the vesting start date and the remainder vesting ratably on a monthly basis thereafter